Description of Business and Organization - Summary of Total Consideration (Detail) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash consideration	$ 7,516.7
Share consideration	3,778.2
Total consideration paid	$ 11,294.9